Cash, Cash Equivalents and Restricted Cash - Schedule of the amounts recorded as cash and cash equivalents, and restricted cash (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents, and restricted cash on the combined statements of cash flows	$ 122,981	$ 62,573	$ 215,312	$ 318,069
MSGE SPINCO, INC [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		58,102		317,819
Restricted cash		4,471		250
Cash and cash equivalents, and restricted cash on the combined statements of cash flows		$ 62,573		$ 318,069	$ 3,038	$ 10,501